Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022	Dec. 31, 2021	Dec. 27, 2024
Defined Contribution Plan Disclosure [Line Items]
Net funded (unfunded) status	$ (6)				$ (7)
The Flash Business of Western Digital Corporation [Member]
Defined Contribution Plan Disclosure [Line Items]
Net funded (unfunded) status	(6)	$ (5)
Defined contribution plan employer matching contribution percent of match				50.00%
Defined contribution plan employers matching contribution annual vesting percentage				6.00%
Defined contribution plan, cost	$ 5	$ 9	$ 15
The Flash Business of Western Digital Corporation [Member] | Combined Pre Tax And Roth Basis [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, maximum Annual contributions per employee, percent				75.00%
The Flash Business of Western Digital Corporation [Member] | Combined Pre Tax Catch Up And Roth Catch Up Basis [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, maximum Annual contributions per employee, percent				10.00%
The Flash Business of Western Digital Corporation [Member] | Non Roth After Tax Basis [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, maximum Annual contributions per employee, percent				10.00%
The Flash Business of Western Digital Corporation [Member] | Combined Pre Tax And Roth Basis Regardless Of Age [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, maximum Annual contributions per employee, percent				85.00%
The Flash Business of Western Digital Corporation [Member] | After Tax Basis [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, maximum Annual contributions per employee, percent				10.00%